Note 5 - Short-term Investments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Cash, Cash Equivalents, and Short-term Investments [Text Block]
5.	SHORT-TERM INVESTMENTS
(In Thousands)
	December 31
	2021	2020

Time deposits with original maturity of more than 3 months but less than 12 months	$29,186	$29,054